Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

7.Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1	1,276,751	701,220	101,667
Addition	30,073	—	—
Amortization	(583,416)	(608,618)	(88,241)
Foreign currency translation difference	(22,188)	41,400	6,002
Balance as of December 31	701,220	134,002	19,428

In February 2018, the Company entered into a strategic cooperation framework agreement (the “Agreement”) with an affiliate of Tencent Group. The Company and Tencent Group agreed to cooperate in a number of areas primarily for Tencent Group to provide the Company with Weixin access point and other services and to pursue additional opportunities for future potential cooperation. The Agreement is valid for five years, from March 1, 2018 to February 28, 2023. The Company recognized the Agreement as an intangible asset at the fair value of consideration paid in the form of convertible preferred shares of RMB2,852 million. The Group recognizes the related amortization expense in costs of revenues, over the period of five years using the straight-line method. Amortization expense for intangible assets were RMB623,524, RMB583,416 and RMB608,618 (US$88,241) for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment charge was recognized on the intangible assets for any of the three years in the period ended December 31, 2022.

7.Intangible Assets (Continued)

The estimated annual amortization expense for each of the remaining fiscal years is as follows:

	Amortization
	RMB	US$
2023	112,854	16,362
2024	3,007	436
2025	3,007	436
2026	3,007	436
2027 and after	12,127	1,758